Feb. 28, 2017
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund
MainStay MAP Equity Fund

THE MAINSTAY FUNDS

Supplement dated February 28, 2017 (“Supplement”)

to the Summary and Statutory Prospectuses dated February 28, 2017, as supplemented

Important Notice Regarding Changes to Principal Investment Strategies of

the MainStay MAP Equity Fund (formerly known as MainStay MAP Fund) (the “Fund”)

At special meetings held on January 3 and 6, 2017, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) approved, among other related proposals: (i) the appointment of Epoch Investment Partners, Inc. ("Epoch") to manage a portion of the Fund's assets on an interim basis, and the related interim subadvisory agreement; and (ii) modifications of the Fund's principal investment strategies and investment process. The Board also approved the longer-term appointment of Epoch and the adoption of a subadvisory agreement so that Epoch may serve as subadvisor to the Fund on an uninterrupted basis following the expiration of the interim subadvisory agreement, subject to shareholder approval. Shareholders will subsequently be asked to vote to approve the new subadvisory agreement to take effect upon the expiration of the interim subadvisory agreement. The Summary and Statutory Prospectuses dated February 28, 2017 prospectively reflect the changes to the Fund's principal investment strategies that will take effect on or about March 13, 2017.

However, for the period from February 28, 2017 through March 13, 2017, the following remains in effect:

        1.     Principal Investment Strategies. The first paragraph of the Fund's principal investment strategies shall read:

The Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks, and securities convertible into, or exchangeable for, common stocks, across all market capitalizations. The Fund primarily invests in domestic securities but may invest up to 35% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the U.S. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of this limitation.

Principal Investment Strategies

The Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks, and securities convertible into, or exchangeable for, common stocks, across all market capitalizations. The Fund primarily invests in domestic securities but may invest up to 35% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the U.S. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of this limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.